Other Provisions - Schedule of Other Provisions (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Provisions [Abstract]
Provisions for obligations of customer loyalty and merit programs	$ 40,621	$ 36,242
Provisions for lawsuits and litigation	1,592	1,173
Provisions for operational risk	907	341
Other provisions for contingencies		264
Total	$ 43,120	$ 38,020